Annual Operating Expenses - FidelityStockSelectorSmallCapFund-RetailPRO - FidelityStockSelectorSmallCapFund-RetailPRO - Fidelity Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.75%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%	[2]
Total annual operating expenses	0.95%

[1]	AThe management fee is comprised of a basic fee of 0.57% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.